American Century Asset Allocation Portfolios, Inc.

Prospectus Supplement

LIVESTRONG® Income Portfolio ¡ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ¡ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ¡ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ¡ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio

Supplement dated March 8, 2010 ¡ Prospectus dated March 1, 2010

The following replaces the entry for the A Class in the LIVESTRONG Income Portfolio Annual Total Returns table on page 4.

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
A Class(1) Return Before Taxes	9.47%	1.66%	2.69%	08/31/2004

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The following replaces the entry for the A Class in the LIVESTRONG 2015 Portfolio Annual Total Returns table on page 9.

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
A Class(1) Return Before Taxes	11.20%	2.00%	3.38%	08/31/2004

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The following replaces the entry for the A Class in the LIVESTRONG 2020 Portfolio Annual Total Returns table on page 14.

For the calendar year ended December 31, 2009	1 year	Since Inception	Inception Date
A Class(1) Return Before Taxes	12.78%	-7.77%	05/30/2008

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The following replaces the entry for the A Class in the LIVESTRONG 2025 Portfolio Annual Total Returns table on page 19.

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
A Class(1) Return Before Taxes	13.97%	1.93%	3.57%	08/31/2004

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The following replaces the entry for the A Class in the LIVESTRONG 2030 Portfolio Annual Total Returns table on page 24.

For the calendar year ended December 31, 2009	1 year	Since Inception	Inception Date
A Class(1) Return Before Taxes	15.56%	-10.15%	05/30/2008

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The following replaces the entry for the A Class in the LIVESTRONG 2035 Portfolio Annual Total Returns table on page 29.

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
A Class (1) Return Before Taxes	16.89%	1.59%	3.54%	08/31/2004

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The following replaces the entry for the A Class in the LIVESTRONG 2040 Portfolio Annual Total Returns table on page 34.

For the calendar year ended December 31, 2009	1 year	Since Inception	Inception Date
A Class(1) Return Before Taxes	18.42%	-11.41%	05/30/2008

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The following replaces the entry for the A Class in the LIVESTRONG 2045 Portfolio Annual Total Returns table on page 39.

For the calendar year ended December 31, 2009	1 year	5 years	Since Inception	Inception Date
A Class(1) Return Before Taxes	18.80%	1.31%	3.43%	08/31/2004

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The following replaces the entry for the A Class in the LIVESTRONG 2050 Portfolio Annual Total Returns table on page 44.

For the calendar year ended December 31, 2009	1 year	Since Inception	Inception Date
A Class(1) Return Before Taxes	19.16%	-13.31%	05/30/2008

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

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CL-SPL-68074   1003